CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Shares	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2011	$ 919,158	$ 0	$ 46,209	$ 351,566	$ 554,314	$ (35,030)	$ 917,059	$ 2,099
Net income/(loss)	(49,056)				(49,263)		(49,263)	207
Issuance of common shares (10,000,000 in 2012 and 25,645,000 in 2014)	62,329		10,000	52,329			62,329
Issuance of shares of restricted share units (234,500, 96,000 and 20,000 in 2012, 2013 and 2014 respectively)			234	(234)
Cash dividends paid ($0.05 per common share in 2012, $0.15 per common share in 2013 and $0.15 per common share in 2014)	(26,623)				(26,623)		(26,623)
Other comprehensive income (loss)	20,302					20,302	20,302
Amortization of restricted share units	730			730			730
BALANCE, at Dec. 31, 2012	926,840	0	56,443	404,391	478,428	(14,728)	924,534	2,306
Net income/(loss)	(38,570)				(37,462)		(37,462)	(1,108)
Issuance of 8% Series B Preferred Shares	47,043	2,000		45,043			47,043
Issuance of 8.875% Series C Preferred Shares	47,315	2,000		45,315			47,315
Issuance of common stock under distribution agency agreement	7,045		1,430	5,615			7,045
Issuance of shares of restricted share units (234,500, 96,000 and 20,000 in 2012, 2013 and 2014 respectively)			96	(96)
Capital contribution of noncontrolling interest owners	10,000							10,000
Cash dividends paid ($0.05 per common share in 2012, $0.15 per common share in 2013 and $0.15 per common share in 2014)	(8,529)				(8,529)		(8,529)
Dividends paid on Series B preferred shares	(1,889)				(1,889)		(1,889)
Other comprehensive income (loss)	7,939					7,939	7,939
Amortization of restricted share units	469			469			469
BALANCE, at Dec. 31, 2013	997,663	4,000	57,969	500,737	430,548	(6,789)	986,465	11,198
Net income/(loss)	33,718				33,527		33,527	191
Issuance of common shares (10,000,000 in 2012 and 25,645,000 in 2014)	169,276		25,645	143,631			169,276
Issuance of common stock under distribution agency agreement	7,124		1,078	6,046			7,124
Issuance of shares of restricted share units (234,500, 96,000 and 20,000 in 2012, 2013 and 2014 respectively)			20	(20)
Cash dividends paid ($0.05 per common share in 2012, $0.15 per common share in 2013 and $0.15 per common share in 2014)	(12,623)				(12,623)		(12,623)
Cash dividends declared ($0.06 per share)	(5,083)				(5,083)		(5,083)
Dividends paid on Series B preferred shares	(4,000)				(4,000)		(4,000)
Dividends paid on Series C preferred shares	(4,804)				(4,804)		(4,804)
Other comprehensive income (loss)	(3,501)					(3,501)	(3,501)
Amortization of restricted share units	142			142			142
BALANCE, at Dec. 31, 2014	$ 1,177,912	$ 4,000	$ 84,712	$ 650,536	$ 437,565	$ (10,290)	$ 1,166,523	$ 11,389